UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-00242

Natixis Funds Trust II

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: November 30

Date of reporting period: February 28, 2014

ITEM 1. SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of February 28, 2014 (Unaudited)

Loomis Sayles Capital Income Fund

Shares	Description	Value (†)
Common Stocks – 82.4% of Net Assets

	Aerospace & Defense – 1.4%
2,564	Northrop Grumman Corp.	$310,321

	Automobiles – 1.1%
6,788	General Motors Co.(b)	245,726

	Beverages – 2.6%
4,544	Coca-Cola Enterprises, Inc.	213,931
4,894	PepsiCo, Inc.	391,863

		605,794

	Capital Markets – 1.1%
9,135	Federated Investors, Inc., Class B	250,299

	Chemicals – 3.6%
7,068	E.I. du Pont de Nemours & Co.	470,870
15,229	Tronox Ltd., Class A	360,775

		831,645

	Commercial Banks – 3.0%
3,934	PNC Financial Services Group, Inc. (The)	321,723
8,053	Wells Fargo & Co.	373,820

		695,543

	Commercial Services & Supplies – 1.0%
5,290	Waste Management, Inc.	219,535

	Communications Equipment – 2.8%
12,084	Cisco Systems, Inc.	263,431
5,702	Motorola Solutions, Inc.(c)	377,473

		640,904

	Computers & Peripherals – 1.7%
748	Apple, Inc.	393,627

	Containers & Packaging – 1.5%
10,453	Sealed Air Corp.	355,820

	Diversified Consumer Services – 1.5%
10,767	H&R Block, Inc.	340,668

	Diversified Financial Services – 2.2%
8,835	JPMorgan Chase & Co.	502,005

	Diversified Telecommunication Services – 1.9%
9,298	Verizon Communications, Inc.	442,399

	Electric Utilities – 1.8%
5,934	Northeast Utilities	263,766

4,929	Portland General Electric Co.	156,742

		420,508

Shares	Description	Value (†)
Common Stocks – continued

	Electrical Equipment – 1.7%
5,239	Eaton Corp. PLC	$391,406

	Energy Equipment & Services – 1.7%
2,723	Diamond Offshore Drilling, Inc.	128,798
3,354	National Oilwell Varco, Inc.	258,392

		387,190

	Food & Staples Retailing – 1.1%
3,699	Walgreen Co.	251,347

	Industrial Conglomerates – 1.5%
13,812	General Electric Co.	351,792

	Insurance – 3.1%
7,749	MetLife, Inc.	392,642
3,816	Travelers Cos., Inc. (The)	319,933

		712,575

	Machinery – 0.9%
4,833	Terex Corp.	215,213

	Media – 4.1%
4,993	Omnicom Group, Inc.	377,870
2,466	Time Warner Cable, Inc.	346,103
2,620	Viacom, Inc., Class B	229,853

		953,826

	Multiline Retail – 1.1%
4,382	Kohl’s Corp.	246,224

	Oil, Gas & Consumable Fuels – 7.8%
3,904	Chevron Corp.(c)	450,248
2,947	HollyFrontier Corp.	134,295
3,627	Occidental Petroleum Corp.	350,078
9,614	Regency Energy Partners LP	252,368
6,221	Total S.A., Sponsored ADR	403,743
5,794	Valero Energy Partners LP	214,320

		1,805,052

	Pharmaceuticals – 12.6%
6,658	AbbVie, Inc.	338,959
6,350	Bristol-Myers Squibb Co.	341,440
8,856	Eli Lilly & Co.(c)	527,906
4,910	GlaxoSmithKline PLC, Sponsored ADR	274,665
9,352	Merck & Co., Inc.(d)	532,971
15,222	Pfizer, Inc.	488,778
7,494	Sanofi, ADR	388,489

		2,893,208

	REITs - Diversified – 2.5%
5,122	Plum Creek Timber Co., Inc.	221,731
11,954	Weyerhaeuser Co.(d)	352,763

		574,494

Shares	Description	Value (†)
Common Stocks – continued

	REITs - Hotels – 1.4%
7,863	Ryman Hospitality Properties, Inc.	$331,740

	REITs - Office Property – 2.2%
18,917	Columbia Property Trust, Inc.	502,057

	Road & Rail – 1.6%
3,984	Norfolk Southern Corp.	366,169

	Semiconductors & Semiconductor Equipment – 1.7%
8,833	Texas Instruments, Inc.	397,132

	Software – 2.0%
11,902	Microsoft Corp.	455,966

	Specialty Retail – 2.9%
20,106	American Eagle Outfitters, Inc.	292,140
7,521	Lowe’s Cos., Inc.	376,276

		668,416

	Thrifts & Mortgage Finance – 1.1%
18,611	People’s United Financial, Inc.	263,718

	Tobacco – 1.7%
4,784	Philip Morris International, Inc.	387,073

	Transportation Infrastructure – 1.0%
4,122	Macquarie Infrastructure Co. LLC	223,330

	Wireless Telecommunication Services – 1.5%
8,442	Vodafone Group PLC, Sponsored ADR	350,934

	Total Common Stocks (Identified Cost $15,510,236)	18,983,656

Principal Amount (‡)
Bonds and Notes – 16.0%
Non-Convertible Bonds – 14.9%

	Banking – 3.1%
$300,000	BNP Paribas S.A., (fixed rate to 6/25/2037, variable rate thereafter), 7.195%, 144A(e)	317,625
100,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	98,970
280,000	Royal Bank of Scotland Group PLC, 4.700%, 7/03/2018	290,277

		706,872

	Brokerage – 0.5%
100,000	Jefferies Group LLC, 6.875%, 4/15/2021	115,750

	Chemicals – 0.6%
150,000	Momentive Specialty Chemicals, Inc., 9.200%, 3/15/2021(f)	143,250

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Consumer Cyclical Services – 0.2%
$45,000	ServiceMaster Co. (The), 7.450%, 8/15/2027	$40,275

	Government Sponsored – 0.2%
40,000	Eksportfinans ASA, 2.000%, 9/15/2015	39,680

	Healthcare – 1.3%
125,000	HCA, Inc., 7.500%, 12/15/2023	140,625
150,000	HCA, Inc., 7.500%, 11/06/2033	153,000

		293,625

	Home Construction – 1.5%
250,000	Beazer Homes USA, Inc., 9.125%, 6/15/2018	265,000
50,000	Pulte Group, Inc., 6.000%, 2/15/2035	45,000
30,000	Pulte Group, Inc., 6.375%, 5/15/2033	29,138

		339,138

	Media Non-Cable – 0.9%
34,000	R.R. Donnelley & Sons Co., 7.250%, 5/15/2018	39,440
150,000	R.R. Donnelley & Sons Co., 8.250%, 3/15/2019	175,125

		214,565

	Metals & Mining – 0.7%
50,000	Alcoa, Inc., 5.900%, 2/01/2027	51,501
45,000	Alcoa, Inc., 6.750%, 1/15/2028	49,119
75,000	Cliffs Natural Resources, Inc., 6.250%, 10/01/2040	64,748

		165,368

	Non-Captive Consumer – 1.1%
300,000	SLM Corp., Series A, MTN, 5.625%, 8/01/2033	259,500

	Retailers – 0.3%
100,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	72,250

	Supermarkets – 1.5%
400,000	New Albertson’s, Inc., 8.000%, 5/01/2031	349,000

	Textile – 0.3%
90,000	Jones Group, Inc. (The), 6.125%, 11/15/2034	67,500

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Transportation Services – 0.3%
$75,000	APL Ltd., 8.000%, 1/15/2024(f)	$70,500

	Wirelines – 2.4%
100,000	Level 3 Financing, Inc., 8.125%, 7/01/2019	110,000
70,000	Qwest Corp., 6.875%, 9/15/2033	69,541
400,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	374,500

		554,041

	Total Non-Convertible Bonds (Identified Cost $3,140,370)	3,431,314

Convertible Bonds – 1.1%

	Independent Energy – 0.8%
185,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	193,325

	Non-Captive Diversified – 0.3%
60,000	Jefferies Group LLC, 3.875%, 11/01/2029	63,600

	Total Convertible Bonds (Identified Cost $225,805)	256,925

	Total Bonds and Notes (Identified Cost $3,366,175)	3,688,239

Shares
Preferred Stocks – 0.8%

	Construction Machinery – 0.0%
74	Stanley Black & Decker, Inc., 6.250%	7,911

	REITs - Diversified – 0.8%
3,251	Weyerhaeuser Co., Series A, 6.375%	177,049

	Total Preferred Stocks (Identified Cost $171,515)	184,960

Principal Amount (‡)
Short-Term Investments – 2.6%
$601,981	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 2/28/2014 at 0.000% to be repurchased at $601,981 on 3/03/2014 collateralized by $630,000 Federal Home Loan Mortgage Corporation, 1.600% due 1/09/2020 valued at $614,250 including accrued interest(g) (Identified Cost $601,981)	601,981

	Total Investments – 101.8% (Identified Cost $19,649,907)(a)	23,458,836
	Other assets less liabilities – (1.8)%	(418,461)

	Net Assets – 100.0%	$23,040,375

Shares	Description	Value (†)
Written Options – (0.0%)

	Options on Securities – (0.0%)
2,500	Kellogg Co., Put expiring March 22, 2014 at 57.50	$(250)
1,000	Northrop Grumman Corp., Call expiring March 22, 2014 at 120.00	(2,650)
600	Time Warner Cable, Inc., Call expiring March 22, 2014 at 140.00	(1,725)
1,200	Viacom, Inc., Call expiring March 22, 2014 at 90.00	(720)
2,500	Zoetis, Inc., Put expiring April 19, 2014 at 28.00	(563)

	Total Written Options (Premiums Received $5,023)	$(5,908)

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Domestic exchange-traded single equity option contracts are valued at the mean of the National Best Bid and Offer quotations. Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s NAV is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At February 28, 2014, the net unrealized appreciation on investments based on a cost of $19,650,626 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$4,095,113
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(286,903)

Net unrealized appreciation	$3,808,210

(b)	Non-income producing security.
(c)	A portion of this security has been pledged as collateral for outstanding options.
(d)	All of this security has been designated to cover the Fund’s obligations under open outstanding options.
(e)	Perpetual bond with no specified maturity date.
(f)	Illiquid security. At February 28, 2014, the value of these securities amounted to $213,750 or 0.9% of net assets.

(g)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of February 28, 2014, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2014, the value of Rule 144A holdings amounted to $317,625 or 1.4% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
AUD	Australian Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2014, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$18,983,656	$—	$—	$18,983,656
Bonds and Notes*	—	3,688,239	—	3,688,239
Preferred Stocks*	184,960	—	—	184,960
Short-Term Investments	—	601,981	—	601,981

Total	$19,168,616	$4,290,220	$—	$23,458,836

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options*	$(5,908)	$—	$—	$(5,908)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended February 28, 2014, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include option contacts.

The Fund is subject to the risk of unpredictable declines in the value of individual equity securities and periods of below average performance in individual securities or in the equity market as a whole. The Fund may use purchased put options and written call options to hedge against a decline in value of an equity security that it owns and may use written put options to offset the cost of options used for hedging purposes. The Fund may also use purchased call options, written call options and written put options for investment purposes. During the period ended February 28, 2014, the Fund engaged in written call option transactions for hedging purposes and written put and purchased call option transactions for investment purposes.

The following is a summary of derivative instruments for the Fund, as of February 28, 2014:

Liabilities	Options Written at value
Exchange traded/cleared liability derivatives
Equity contracts	$(5,908)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at February 28, 2014 (Unaudited)

Pharmaceuticals	12.6%
Oil, Gas & Consumable Fuels	7.8
Chemicals	4.2
Media	4.1
REITs - Diversified	3.3
Insurance	3.1
Banking	3.1
Commercial Banks	3.0
Specialty Retail	2.9
Communications Equipment	2.8
Beverages	2.6
Wirelines	2.4
REITs - Office Property	2.2
Diversified Financial Services	2.2
Software	2.0
Other Investments, less than 2% each	40.9
Short-Term Investments	2.6

Total Investments	101.8
Other assets less liabilities (including open written options)	(1.8)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of February 28, 2014 (Unaudited)

Loomis Sayles Emerging Markets Opportunities Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 90.5% of Net Assets

	Argentina – 0.5%
$125,000	Pan American Energy LLC/Argentine Branch, 7.875%, 5/07/2021	$125,625

	Brazil – 10.1%
135,000	Banco do Brasil S.A./Cayman, 6.000%, 1/22/2020, 144A	144,450
235,000	Banco Santander Brasil S.A./Cayman Islands, 4.625%, 2/13/2017	244,400
250,000	Braskem Finance Ltd., 6.450%, 2/03/2024	253,750
285,000	Brazilian Government International Bond, 2.625%, 1/05/2023	251,370
250,000	BRF S.A., 5.875%, 6/06/2022	252,500
245,000	Itau Unibanco Holding S.A./Cayman Islands, 6.200%, 12/21/2021	251,431
200,000	Marfrig Holding Europe BV, 9.875%, 7/24/2017, 144A	204,000
241,227	Odebrecht Offshore Drilling Finance Ltd., 6.750%, 10/01/2022, 144A	248,163
200,000	Samarco Mineracao S.A., 5.750%, 10/24/2023, 144A	201,000
260,000	Telemar Norte Leste S.A., 5.500%, 10/23/2020	254,150
225,000	Voto-Votorantim Ltd., 6.750%, 4/05/2021	248,063

		2,553,277

	Chile – 1.0%
270,000	CFR International S.p.A., 5.125%, 12/06/2022	256,358

	China – 7.5%
215,000	Baidu, Inc., 3.500%, 11/28/2022	204,689
270,000	Bestgain Real Estate Ltd., 2.625%, 3/13/2018	248,430
250,000	China Resources Gas Group Ltd., 4.500%, 4/05/2022, 144A	248,152
230,000	China Shanshui Cement Group Ltd., 10.500%, 4/27/2017	246,675
280,000	CNOOC Finance 2013 Ltd., 3.000%, 5/09/2023	253,618
255,000	Country Garden Holdings Co. Ltd., 7.250%, 4/04/2021, 144A	243,525
225,000	ENN Energy Holdings Ltd., 6.000%, 5/13/2021, 144A	243,220
200,000	Kaisa Group Holdings Ltd., 8.875%, 3/19/2018, 144A	199,000

		1,887,309

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	Colombia – 2.9%
$250,000	Colombia Telecomunicaciones S.A. E.S.P., 5.375%, 9/27/2022	$241,875
230,000	Ecopetrol S.A., 5.875%, 9/18/2023	249,550
235,000	Empresa de Energia de Bogota S.A. E.S.P., 6.125%, 11/10/2021	250,980

		742,405

	Croatia – 0.9%
200,000	Agrokor d.d., 8.875%, 2/01/2020	216,500

	Hong Kong – 1.5%
200,000	Swire Pacific MTN Financing Ltd., EMTN, 4.500%, 10/09/2023	202,481
175,000	Noble Group Ltd., 6.750%, 1/29/2020	188,125

		390,606

	Hungary – 1.5%
340,000	Hungary Government International Bond, 6.375%, 3/29/2021(b)	372,300

	India – 2.9%
205,000	Bharti Airtel International Netherlands BV, 5.125%, 3/11/2023, 144A	197,517
115,000	ICICI Bank Ltd., 5.750%, 11/16/2020	121,578
200,000	NTPC Ltd., EMTN, 5.625%, 7/14/2021	205,709
205,000	Vedanta Resources PLC, 6.000%, 1/31/2019, 144A	202,694

		727,498

	Indonesia – 4.9%
200,000	Listrindo Capital BV, 6.950%, 2/21/2019, 144A	210,250
435,000	Pertamina Persero PT, EMTN, 4.300%, 5/20/2023(b)	398,025
380,000	Perusahaan Listrik Negara PT, 5.500%, 11/22/2021(b)	385,700
255,000	TBG Global Pte Ltd., 4.625%, 4/03/2018, 144A	249,900

		1,243,875

	Israel – 1.0%
230,000	Israel Electric Corp. Ltd., 5.625%, 6/21/2018, 144A	244,488

	Jamaica – 1.0%
250,000	Digicel Ltd., 6.000%, 4/15/2021, 144A	251,250

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	Kenya – 1.4%
$31,000,000	Kenya Infrastructure Bond, 12.000%, 9/18/2023, (KES)	$365,639

	Korea – 4.0%
240,000	GS Caltex Corp., 3.250%, 10/01/2018, 144A	242,936
230,000	Korea Gas Corp., 4.250%, 11/02/2020	245,628
200,000	Lotte Shopping Co. Ltd., 3.375%, 5/09/2017	207,200
275,000	Woori Bank Co. Ltd., 5.875%, 4/13/2021	306,424

		1,002,188

	Lithuania – 1.0%
210,000	Lithuania Government International Bond, 6.625%, 2/01/2022	249,375

	Luxembourg – 0.8%
200,000	Altice Financing S.A., 6.500%, 1/15/2022, 144A	208,500

	Malaysia – 1.3%
200,000	Malayan Banking Bhd, EMTN, (fixed rate to 9/20/2017, variable rate thereafter), 3.250%, 9/20/2022	199,848
100,000	Petronas Capital Ltd., 7.875%, 5/22/2022, 144A	130,489

		330,337

	Mexico – 11.8%
245,000	Alpek S.A. de CV, 5.375%, 8/08/2023, 144A	245,000
195,000	Axtel SAB de CV, (Step to 9.000% on 1/31/2015), 8.000%, 1/31/2020, 144A©	192,075
250,000	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, 4.125%, 11/09/2022	245,000
225,000	BBVA Bancomer S.A., 6.750%, 9/30/2022	246,938
245,000	Cemex SAB de CV, 6.500%, 12/10/2019, 144A	257,862
375,000	Comision Federal de Electricidad, 4.875%, 1/15/2024, 144A(b)	379,687
255,000	Fresnillo PLC, 5.500%, 11/13/2023, 144A	258,187
245,000	Grupo Idesa S.A. de CV, 7.875%, 12/18/2020, 144A	251,737
250,000	Grupo KUO SAB de CV, 6.250%, 12/04/2022	253,750
235,000	Office Depot de Mexico S.A. de CV, 6.875%, 9/20/2020, 144A	246,163

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	Mexico – continued
$150,000	Sigma Alimentos S.A. de CV, 5.625%, 4/14/2018	$165,000
250,000	Tenedora Nemak S.A. de CV, 5.500%, 2/28/2023, 144A	248,750

		2,990,149

	Morocco – 0.8%
200,000	BMCE Bank, 6.250%, 11/27/2018	204,020

	Netherlands – 0.8%
200,000	GTB Finance BV, EMTN, 6.000%, 11/08/2018	196,500

	Panama – 0.8%
140,000	Panama Government International Bond, 8.875%, 9/30/2027	190,575

	Peru – 1.5%
200,000	Corp. Financiera de Desarrollo S.A., 4.750%, 2/08/2022	199,250
185,000	Minsur S.A., 6.250%, 2/07/2024, 144A	190,550

		389,800

	Philippines – 1.0%
205,000	Power Sector Assets and Liabilities Management Corp., 7.250%, 5/27/2019	245,488

	Poland – 0.6%
100,000	Play Finance 1 S.A., 6.500%, 8/01/2019, 144A, (EUR)	145,456

	Qatar – 1.2%
285,000	Qtel International Finance Ltd., 4.750%, 2/16/2021, 144A(b)	308,869

	Russia – 9.8%
390,000	Gazprom OAO Via Gaz Capital S.A., 3.850%, 2/06/2020, 144A	378,300
420,000	Gazprom OAO Via Gaz Capital S.A., 4.950%, 2/06/2028(b)	368,550
350,000	Gazprombank OJSC Via GPB Eurobond Finance PLC, EMTN, 5.625%, 5/17/2017(b)	369,687
400,000	Mobile Telesystems OJSC Via MTS International Funding Ltd., 5.000%, 5/30/2023, 144A(b)	370,500
260,000	Sberbank of Russia Via SB Capital S.A., 5.125%, 10/29/2022	248,300
340,000	VTB Bank OJSC Via VTB Capital S.A., 6.875%, 5/29/2018(b)	369,750
345,000	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 7.748%, 2/02/2021(b)	370,444

		2,475,531

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

	South Africa – 0.8%
$200,000	Eskom Holdings SOC Ltd., 6.750%, 8/06/2023, 144A	$208,290

	Sweden – 0.8%
200,000	PKO Finance AB, 4.630%, 9/26/2022	201,250

	Thailand – 0.8%
205,000	PTT Global Chemical PCL, 4.250%, 9/19/2022	194,415

	Turkey – 4.0%
195,000	Akbank TAS, 3.875%, 10/24/2017	192,075
230,000	Arcelik AS, 5.000%, 4/03/2023, 144A	201,825
240,000	Coca-Cola Icecek AS, 4.750%, 10/01/2018, 144A	249,000
370,000	Turkey Government International Bond, 5.750%, 3/22/2024(b)	377,400

		1,020,300

	Uganda – 2.4%
1,500,000,000	Republic of Uganda Government Bond, 14.125%, 12/01/2016, (UGX)(b)	602,791

	Ukraine – 0.7%
200,000	Ukraine Government International Bond, 9.250%, 7/24/2017	186,000

	United Arab Emirates – 5.0%
325,000	Abu Dhabi National Energy Co., 3.625%, 1/12/2023(b)	317,687
275,000	Dolphin Energy Ltd., 5.500%, 12/15/2021, 144A	308,825
290,000	DP World Ltd., EMTN, 6.850%, 7/02/2037	308,850
260,000	Dubai Electricity & Water Authority, 7.375%, 10/21/2020, 144A(b)	312,650

		1,248,012

	United Kingdom – 0.8%
175,000	Standard Bank PLC, GMTN, 8.125%, 12/02/2019	200,375

	United States – 0.9%
225,000	Central American Bottling Corp., 6.750%, 2/09/2022	234,562

	Venezuela – 1.8%
395,000	Petroleos de Venezuela S.A., 5.500%, 4/12/2037	202,437
300,000	Petroleos de Venezuela S.A., Series 2015, 5.000%, 10/28/2015	248,700

		451,137

	Total Bonds and Notes (Identified Cost $22,699,170)	22,861,050

Principal Amount (‡)	Description	Value (†)
Short-Term Investments – 7.1%
$1,802,780	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 2/28/2014 at 0.000% to be repurchased at $1,802,780 on 3/03/2014 collateralized by $1,860,000 U.S. Treasury Note, 0.625% due 9/30/2017 valued at $1,842,112 including accrued interest(d) (Identified Cost $1,802,780)	$1,802,780

	Total Investments – 97.6% (Identified Cost $24,501,950)(a)	24,663,830
	Other assets less liabilities – 2.4%	593,641

	Net Assets – 100.0%	$25,257,471

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Valuations from foreign markets are subject to the fair value policies described below.

Broker-dealer bid prices may be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the current settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service.

Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s NAV is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amortization of premium on debt securities is excluded for tax purposes.):

At February 28, 2014, the net unrealized appreciation on investments based on a cost of $24,506,534 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$216,178
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(58,882)

Net unrealized appreciation	$157,296

(b)	All of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts, futures contracts or swap agreements.
(c)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(d)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of February 28, 2014, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2014, the value of Rule 144A holdings amounted to $8,423,260 or 33.3% of net assets.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
OJSC	Open Joint-Stock Company
EUR	Euro
KES	Kenyan Shilling
UGX	Ugandan Shilling

Swap Agreements

The Fund may enter into credit default swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Fund may be either the protection buyer or the protection seller. As a protection buyer, the Fund has the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Fund has the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Fund may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that the Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

Swap agreements are valued daily, and fluctuations in value are recorded as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded as fees receivable or payable. When received or paid, fees are recorded as realized gain or loss. Upfront premiums paid or received by the Fund are recorded as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Fund as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty. The Fund covers its net obligations under outstanding swap agreements by segregating or earmarking cash or securities.

At February 28, 2014, the Fund had the following open bilateral credit default swap agreements:

Sell Protection

Counterparty	Reference Obligation	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread^	Notional Value(‡)	Unamortized Up Front Premium Paid/(Received)	Market Value	Unrealized Appreciation (Depreciation)	Fees Receivable/ (Payable)
Barclays Bank PLC	CDX.NA.EM Series 20, 5-Year	5.00%	12/20/2018	3.03%	1,750,000	128,330	$149,408	$21,078	$17,257
Morgan Stanley Capital Services, Inc.	CDX.NA.EM Series 20, 5-Year	5.00%	12/20/2018	3.03%	1,000,000	86,000	85,376	(624)	9,861

Total							$234,784	$20,454	$27,118

(‡)	Notional value stated in U.S. dollars unless otherwise noted.
^	Implied credit spreads, represented in absolute terms, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At February 28, 2014, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell[1]	3/19/2014	Euro	100,000	$138,029	$(1,565)

[1]	Counterparty is Barclays Bank PLC.

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At February 28, 2014, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note	6/19/2014	18	$2,241,563	$119

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2014, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*	$—	$22,861,050	$—	$22,861,050
Short-Term Investments	—	1,802,780	—	1,802,780

Total Investments	—	24,663,830	—	24,663,830

Bilateral Credit Default Swap Agreements (unrealized appreciation)	—	21,078	—	21,078
Futures Contracts (unrealized appreciation)	119	—	—	119

Total	$119	$24,684,908	$—	$24,685,027

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bilateral Credit Default Swap Agreements (unrealized depreciation)	$—	$(624)	$—	$(624)
Forward Foreign Currency Contracts (unrealized depreciation)	—	(1,565)	—	(1,565)

Total	$—	$(2,189)	$—	$(2,189)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Since the Fund commenced operations during the period ended February 28, 2014, there are no transfers to recognize among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts, futures contracts and swap agreements.

The Fund seeks to provide high total investment return through a combination of high current income and capital appreciation. The Fund pursues its objective by generally obtaining its long investment exposures through direct cash investments and derivatives and short investment exposures substantially through derivatives, including forward foreign currency contracts, futures contracts and swap agreements. During the period ended February 28, 2014, the Fund used forward foreign currency contracts and credit default swap agreements (as a protection seller) to gain investment exposures in accordance with its objective.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the period ended February 28, 2014, the Fund engaged in futures contracts to manage duration.

The following is a summary of derivative instruments for the Fund, as of February 28, 2014:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts[1]	Swap Agreements at value	Total
Over-the-counter asset derivatives
Credit contracts	$—	$—	$234,784	$234,784

Total over-the-counter asset derivatives	$—	$—	$234,784	$234,784

Exchange traded/cleared asset derivatives
Interest rate contracts	$—	$119	$—	$119

Total exchange traded/cleared asset derivatives	—	119	—	119

Total asset derivatives	$—	$119	$234,784	$234,903

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts[1]	Swap Agreements at value	Total
Over-the-counter liability derivatives
Foreign exchange contracts	$(1,565)	$—	$—	$(1,565)

Total over-the-counter liability derivatives	$(1,565)	$—	$—	$(1,565)

Total liability derivatives	$(1,565)	$—	$—	$(1,565)

[1]	Represents cumulative unrealized appreciation (depreciation) on futures contracts.

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts and swap agreements, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the net asset value of the Fund declines beyond a certain threshold. As of February 28, 2014, the Fund did not hold any derivative positions subject to these provisions that are in a net liability position by counterparty.

Timing differences may exist between when contracts under the ISDA agreement are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The risk of loss to the Fund from counterparty default should be limited to the extent the Fund is under collateralized for over-the-counter derivatives; however, final settlement of the Fund’s claim against any collateral received may be subject to bankruptcy court proceedings. Additionally, cash or securities held at or pledged to counterparties for initial/variation margin for futures contracts or as collateral for over-the-counter derivatives may be subject to bankruptcy court proceedings. As of February 28, 2014, the maximum amount of loss that the Fund would incur if counterparties failed to meet their obligations, including cash held at or pledged to counterparties for initial/variation margin that could be subject to the terms of a final settlement in a bankruptcy court proceeding is $334,784 and the amount of loss that the Fund would incur after taking into account master netting arrangements pursuant to ISDA agreements is $333,219.

Industry Summary at February 28, 2014 (Unaudited)

Government Owned - No Guarantee	27.1%
Banking	9.5
Sovereigns	6.5
Wireless	5.7
Food & Beverage	5.2
Treasuries	3.8
Chemicals	3.8
Metals & Mining	3.3
Home Construction	2.8
Wirelines	2.6
Government Guaranteed	2.5
Building Materials	2.0
Other Investments, less than 2% each	15.7
Short-Term Investments	7.1

Total Investments	97.6
Other assets less liabilities (including swap agreements, open forward foreign currency contracts and futures contracts)	2.4

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of February 28, 2014 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund

Principal Amount	Description	Value (†)
Senior Loans – 90.2% of Net Assets

	Aerospace & Defense – 1.6%
$3,035,898	Camp Systems International, Inc., 1st Lien Term Loan, 4.750%, 5/31/2019(b)	$3,066,257
2,595,000	Camp Systems International, Inc., 2nd Lien Term Loan 1, 8.250%, 11/30/2019(b)	2,643,656
600,083	PRV Aerospace LLC, Term Loan B, 6.500%, 5/09/2018(b)	601,331
10,462,054	Sequa Corp., New Term Loan B, 5.250%, 6/18/2017(b)	10,296,440
987,449	SI Organization, Inc. (The), Term Loan B, 5.500%, 11/22/2016(b)	967,088
5,873,069	WP CPP Holdings LLC, 1st Lien Term Loan, 4.750%, 12/27/2019(b)	5,906,135

		23,480,907

	Automotive – 1.8%
5,455,314	Affinia Group Intermediate Holdings, Inc., Term Loan B2, 4.750%, 4/27/2020(b)	5,459,842
9,055,000	Dayco Products LLC, New Term Loan B, 5.250%, 12/12/2019(b)	9,134,231
8,920,000	Navistar International Corp., Term Loan B, 5.750%, 8/17/2017(b)	9,035,246
3,213,715	TI Group Automotive Systems LLC, Term Loan B, 5.500%, 3/28/2019(b)	3,233,801

		26,863,120

	Banking – 1.0%
1,307,040	Harland Clarke Holdings Corp., Extended Term Loan B2, 5.497%, 6/30/2017(b)	1,306,230
11,672,995	Harland Clarke Holdings Corp., Term Loan B3, 7.000%, 5/22/2018(b)	11,789,725
2,154,000	Harland Clarke Holdings Corp., Term Loan B4, 6.000%, 8/04/2019(b)	2,157,360

		15,253,315

	Building Materials – 1.5%
2,800,000	Air Distribution Technologies, Inc., 2nd Lien Term Loan, 9.250%, 5/09/2020(b)	2,849,000
6,094,375	Contech Construction Products, Inc., New Term Loan, 6.250%, 4/29/2019(b)	6,142,520
6,024,900	CPG International, Inc., New Term Loan, 4.750%, 9/30/2020(b)	6,028,696
6,104,100	Quikrete Holdings, Inc., 2nd Lien Term Loan, 7.000%, 3/26/2021(b)	6,279,593
994,413	Roofing Supply Group LLC, Term Loan, 5.000%, 5/24/2019(b)	997,316

		22,297,125

	Chemicals – 3.9%
11,000,000	Arysta LifeScience Corp., 2nd Lien Term Loan, 8.250%, 11/30/2020(b)	11,151,250
3,887,138	Ascend Performance Materials LLC, Term Loan B, 6.750%, 4/10/2018(b)	3,770,524

Principal Amount	Description	Value (†)
Senior Loans – continued

	Chemicals – continued
$682,280	AZ Chem US, Inc., Recap Term Loan, 5.250%, 12/22/2017(b)	$685,691
334,901	Emerald Performance Materials LLC, Term Loan B, 6.750%, 5/18/2018(b)	336,575
6,800,000	Houghton International, Inc., New 2nd Lien Term Loan, 9.500%, 12/20/2020(b)	6,876,500
555,486	Kleopatra Acquisition Corp., Term Loan B1, 4.250%, 12/21/2016(b)	560,346
3,739,000	Kronos Worldwide, Inc., 2020 Term Loan B, 4.750%, 2/12/2020(b)	3,764,724
3,141,526	Nexeo Solutions LLC, Incremental Term Loan, 5.000%, 9/08/2017(b)	3,119,944
4,241,303	Nexeo Solutions LLC, Term Loan B, 5.000%, 9/08/2017(b)	4,212,166
3,320,000	Nexeo Solutions LLC, Term Loan B3, 5.000%, 9/08/2017(b)	3,315,850
9,067,340	OCI Beaumont LLC, Term Loan B2, 6.250%, 8/20/2019(b)	9,226,019
11,966,729	Univar, Inc., Term Loan B, 5.000%, 6/30/2017(b)	11,887,509

		58,907,098

	Consumer Cyclical Services – 6.0%
12,329,483	Affinion Group, Inc., Term Loan B, 6.750%, 10/09/2016(b)	12,169,200
10,325,000	AlixPartners LLP, New 2nd Lien Term Loan, 9.000%, 7/10/2021(b)	10,531,500
3,839,000	AVSC Holding Corp., 1st Lien Term Loan, 4.500%, 1/22/2021(b)	3,855,815
4,656,000	Inmar, Inc., 1st Lien Term Loan, 4.250%, 1/27/2021(b)	4,635,048
4,155,000	Inmar, Inc., 2nd Lien Term Loan, 8.000%, 1/27/2022(b)	4,155,000
2,533,000	Mergermarket Ltd., 1st Lien Term Loan, 4.500%, 1/29/2021(b)	2,536,166
7,522,000	Mergermarket Ltd., 2nd Lien Term Loan, 7.500%, 2/04/2022(b)	7,540,805
6,053,327	ServiceMaster Co., New Term Loan, 4.250%, 1/31/2017(b)	6,052,056
3,327,699	SGS Cayman LP, Term Loan, 7.250%, 3/06/2019(b)	3,327,700
712,741	SNL Financial LC, Term Loan, 4.500%, 10/23/2018(b)	715,414
11,000,000	SourceHov LLC, New 2nd Lien Term Loan, 8.750%, 4/30/2019(b)	11,247,500
2,516,000	Spin Holdco, Inc., New Term Loan B, 11/14/2019(c)	2,518,088
950,173	Sterling Infosystems, Inc., Term Loan A, 5.756%, 2/01/2018(d)	947,797
7,652,963	STG-Fairway Acquisitions, Inc., Term Loan B, 6.253%, 2/28/2019(d)	7,662,529
7,368,477	Sutherland Global Services Private Ltd., Term Loan, 7.250%, 3/06/2019(b)	7,386,898
3,823,000	The Active Network, Inc., 1st Lien Term Loan, 5.500%, 11/15/2020(b)	3,856,451

Principal Amount	Description	Value (†)
Senior Loans – continued

	Consumer Cyclical Services – continued
$486,536	U.S. Security Holdings, Inc., New Term Loan, 6.000%, 7/28/2017(b)	$487,144

		89,625,111

	Consumer Products – 3.6%
754,286	Advantage Sales & Marketing, Inc., New 2nd Lien Term Loan, 8.250%, 6/17/2018(b)	763,247
5,991,983	Catalina Marketing Corp., New Term Loan B, 5.250%, 10/11/2020(b)	6,019,426
3,204,067	FGI Operating Co. LLC, Term Loan, 5.500%, 4/19/2019(b)	3,254,146
547,930	HMK Intermediate Holdings LLC, Term Loan, 5.750%, 3/29/2019(b)	550,669
10,860,780	Information Resources, Inc., Term Loan B, 4.750%, 9/30/2020(b)	10,896,947
9,822,000	NYDJ Apparel LLC, Term Loan, 7.000%, 1/06/2020(b)	9,772,890
5,641,477	Polyconcept Investments BV, USD 1st Lien Term Loan, 6.000%, 6/27/2019(b)	5,627,374
6,083,000	Polymer Group, Inc., 1st Lien Term Loan B, 5.250%, 12/19/2019(b)	6,105,811
777,053	Steinway Musical Instruments, Inc., 1st Lien Term Loan, 4.750%, 9/19/2019(b)	782,880
3,700,000	Steinway Musical Instruments, Inc., 2nd Lien Term Loan, 9.250%, 9/18/2020(b)	3,811,000
6,179,857	Visant Corp., Term Loan B, 5.250%, 12/22/2016(b)	6,092,968

		53,677,358

	Diversified Manufacturing – 1.2%
10,866,000	Ameriforge Group, Inc., 2nd Lien Term Loan, 8.750%, 12/18/2020(b)	11,110,485
5,977,143	Doncasters Finance US LLC, USD Term Loan, 5.500%, 4/09/2020(b)	6,031,296
392,925	Douglas Dynamics Holdings, Inc., New Term Loan, 5.750%, 4/18/2018(b)	393,416

		17,535,197

	Electric – 0.5%
5,029,000	Atlantic Power LP, Term Loan B, 2/20/2021(c)	5,047,859
2,947,854	Mirion Technologies, Inc., Term Loan, 5.750%, 3/30/2018(b)	2,966,278

		8,014,137

	Entertainment – 0.3%
5,030,000	SMG (Stadium Management Group), 1st Lien Term Loan, 2/25/2020(c)	5,042,575

	Environmental – 1.0%
10,639,000	Allflex Holdings III, Inc., New 2nd Lien Term Loan, 8.000%, 7/17/2021(b)	10,777,307
3,474,000	WTG Holdings III Corp., 1st Lien Term Loan, 4.750%, 1/15/2021(b)	3,482,685

Principal Amount	Description	Value (†)
Senior Loans – continued

	Environmental – continued
$869,000	WTG Holdings III Corp., 2nd Lien Term Loan, 8.500%, 1/15/2022(b)	$879,324

		15,139,316

	Financial Other – 2.6%
5,957,000	American Beacon Advisors, Inc., Term Loan B, 4.750%, 11/22/2019(b)	5,957,000
5,098,000	Ascensus, Inc., 1st Lien Term Loan, 5.000%, 12/02/2019(b)	5,136,235
1,788,859	Duff & Phelps Investment Management Co., Term Loan B, 4.500%, 4/23/2020(b)	1,788,859
4,382,000	Eze Castle Software, Inc., 2nd Lien Term Loan, 8.500%, 4/06/2021(b)	4,442,253
481,760	Hamilton Lane Advisors LLC, Term Loan, 5.250%, 2/28/2018(b)	481,760
7,291,856	ION Trading Technologies S.a.r.l., 1st Lien Term Loan, 4.500%, 5/22/2020(b)	7,331,961
12,347,000	Nuveen Investments, Inc., New 2nd Lien Term Loan, 6.500%, 2/28/2019(b)	12,251,311
1,000,000	Wall Street Systems, Inc., New 2nd Lien Term Loan, 9.250%, 10/25/2020(b)	1,006,250

		38,395,629

	Food & Beverage – 2.9%
550,000	CPM Acquisition Corp., 2nd Lien Term Loan, 10.250%, 2/28/2018(b)	555,500
2,579,535	CTI Foods Holding Co. LLC, New 1st Lien Term Loan, 4.500%, 6/29/2020(b)	2,580,618
7,412,000	Del Monte Foods, Inc., 2nd Lien Term Loan, 8/18/2021(c)	7,476,855
8,600,445	DS Waters of America, Inc., New Term Loan, 5.250%, 8/30/2020(b)	8,729,452
1,434,334	Milk Specialties Co., New Term Loan B, 7.000%, 11/07/2018(b)	1,430,748
17,913,000	New HB Acquisition LLC, Term Loan, 6.750%, 4/09/2020(b)	18,607,129
4,656,345	Reddy Ice Corp., 1st Lien Term Loan, 6.751%, 5/01/2019(d)	4,633,063

		44,013,365

	Gaming – 0.5%
7,054,000	Marina District Finance Co, Inc., Term Loan B, 6.750%, 8/15/2018(b)	7,112,760

	Health Insurance – 1.0%
15,224,000	Sedgwick CMS Holdings, Inc., New 1st Lien Term Loan, 6/12/2018(c)	15,144,074

	Healthcare – 9.0%
832,590	ATI Holdings, Inc., New Term Loan, 5.000%, 1/31/2020(b)	843,688
2,865,570	BioScrip, Inc., Delayed Draw Term Loan, 7.250%, 7/31/2020(b)	2,878,121
4,775,950	BioScrip, Inc., Term Loan B, 7.250%, 7/31/2020(b)	4,796,868
6,274,000	CareCore National LLC, Term Loan B, 2/13/2021(c)	6,309,323

Principal Amount	Description	Value (†)
Senior Loans – continued

	Healthcare – continued
$5,570,652	CHG Buyer Corp., 2nd Lien Term Loan, 9.000%, 11/19/2020(b)	$5,640,285
2,109,000	Connolly Holdings, Inc., New 1st Lien Term Loan, 5.000%, 1/24/2021(b)	2,129,204
5,751,000	CT Technologies Intermediate Holdings, Inc., 1st Lien Term Loan, 5.250%, 10/02/2019(b)	5,779,755
457,880	DJO Finance LLC, Term Loan B3, 4.750%, 9/15/2017(b)	460,170
8,389,973	Envision Acquisition Co. LLC, 1st Lien Term Loan, 5.750%, 11/04/2020(b)	8,452,897
4,750,000	Healogics, Inc., 2nd Lien Term Loan, 9.250%, 2/05/2020(b)	4,845,000
4,764,060	Herff Jones, Inc., Term Loan B, 5.500%, 6/25/2019(b)	4,803,745
4,824,000	Leonardo Acquisition Corp., Term Loan, 4.250%, 1/31/2021(b)	4,836,060
8,791,000	McGraw-Hill Global Education Holdings LLC, Term Loan B, 6.250%, 12/18/2019(b)	8,889,899
6,312,150	MedSolutions Holdings, Inc., Term Loan B, 6.500%, 7/08/2019(b)	6,335,821
2,529,000	National Mentor Holdings, Inc., Term Loan B, 4.750%, 1/31/2021(b)	2,551,129
9,447,636	Plato Learning, Inc., New Term Loan, 5.500%, 5/17/2018(b)	9,506,684
4,611,000	PLATO, Inc., 2nd Lien Term Loan, 11.250%, 5/09/2019(b)	4,611,000
7,019,408	Renaissance Learning, Inc., 1st Lien Term Loan B, 5.000%, 10/16/2020(b)	7,050,152
2,607,000	Sheridan Holdings, Inc., 2nd Lien Term Loan 2013, 8.250%, 12/18/2021(b)	2,665,658
7,680,750	Springer Science+Business Media Deutschland GmbH, USD Term Loan B2, 5.000%, 8/14/2020(b)	7,717,234
8,665,467	Steward Health Care System LLC, Term Loan B, 6.750%, 4/12/2020(b)	8,611,308
7,450,000	Surgery Center Holdings, Inc., 2nd Lien Term Loan, 9.750%, 4/11/2020(b)	7,338,250
12,628,000	TriZetto Group, Inc. (The), 2nd Lien Term Loan D, 8.500%, 3/28/2019(b)	12,312,300
4,297,525	Truven Health Analytics, Inc., Term Loan B, 4.500%, 6/06/2019(b)	4,306,120
1,241,148	United Surgical Partners International, Inc., Incremental Term Loan, 4.750%, 4/03/2019(b)	1,248,384

		134,919,055

	Industrial Other – 11.2%
5,033,000	Alliance Laundry Systems LLC, Refi Term Loan, 12/10/2018(c)	5,047,696
3,535,250	API Heat Transfer ThermaSys Corp., Term Loan, 5.250%, 5/03/2019(b)	3,530,831
5,214,000	Aquilex Holdings LLC, New Term Loan, 5.000%, 12/31/2020(b)	5,231,363
8,586,480	ARSloane Acquisition LLC, Term Loan, 7.500%, 10/01/2019(b)	8,650,879
8,929,073	Brand Energy & Infrastructure Services, Inc., New Term Loan B, 4.750%, 11/26/2020(b)	8,960,681
10,251,000	Brickman Group Ltd. LLC, 2nd Lien Term Loan, 7.500%, 12/18/2021(b)	10,445,769

Principal Amount	Description	Value (†)
Senior Loans – continued

	Industrial Other – continued
$4,030,801	Capital Safety North America Holdings, Inc., Term Loan, 4.500%, 1/21/2019(b)	$4,030,801
6,869,000	Crosby US Acquisition Corp., 2nd Lien Term Loan, 7.000%, 2/15/2022(b)	6,949,161
7,550,000	Dexter Axle Co., New Term Loan, 2/28/2020(c)	7,521,688
10,003,730	Eastman Kodak Co., Exit Term Loan, 7.250%, 9/03/2019(b)	10,063,152
1,561,000	Filtration Group Corp., 1st Lien Term Loan, 4.500%, 11/21/2020(b)	1,573,363
5,200,000	Filtration Group Corp., 2nd Lien Term Loan, 8.250%, 11/21/2021(b)	5,310,500
9,975,000	Gardner Denver, Inc., USD Term Loan, 4.250%, 7/30/2020(b)	9,928,915
3,980,720	Intelligrated, Inc., 1st Lien Term Loan, 4.500%, 7/30/2018(b)	3,988,204
2,506,000	Marine Acquisition Corp., New Term Loan B, 5.250%, 1/21/2021(b)	2,524,795
5,534,529	McJunkin Red Man Corp., New Term Loan, 5.000%, 11/08/2019(b)	5,591,258
7,542,563	NES Global Talent Ltd., 1st Lien Term Loan, 6.500%, 10/03/2019(b)	7,542,563
4,720,474	New Breed, Inc., Term Loan B, 6.000%, 10/01/2019(b)	4,724,392
8,944,124	Nusil Technology LLC, New Term Loan, 5.250%, 4/07/2017(b)	8,837,958
7,680,000	Oxbow Carbon LLC, 2nd Lien Term Loan, 8.000%, 1/17/2020(b)	7,891,200
2,834,895	Pacific Industrial Services US Finco LLC, USD 1st Lien Term Loan, 5.000%, 10/02/2018(b)	2,870,331
1,879,000	Pacific Industrial Services US Finco LLC, USD 2nd Lien Term Loan, 8.750%, 4/02/2019(b)	1,925,975
5,207,929	Pinnacle Operating Corp., Term Loan, 4.750%, 11/15/2018(b)	5,227,458
1,500,000	Redtop Acquisitions Ltd., USD 1st Lien Term Loan, 4.500%, 12/03/2020(b)	1,508,745
5,801,000	Redtop Acquisitions Ltd., USD 2nd Lien Term Loan, 8.250%, 6/03/2021(b)	5,917,020
1,717,000	STS Operating, Inc., Term Loan, 4.750%, 2/12/2021(b)	1,721,293
8,928,000	Syncreon Global Finance (US), Inc., Term Loan B, 5.250%, 10/28/2020(b)	8,950,320
8,522,000	TNT Crane & Rigging, Inc., 1st Lien Term Loan, 5.500%, 11/27/2020(b)	8,543,305
1,840,000	Virtuoso US LLC, USD Term Loan, 2/11/2021(c)	1,853,800
420,675	WireCo WorldGroup, Inc., New Term Loan, 6.000%, 2/15/2017(b)	422,778

		167,286,194

	Lodging – 0.8%
8,709,556	Four Seasons Holdings, Inc., 2nd Lien Term Loan, 6.250%, 12/28/2020(b)	8,883,747
3,713,000	La Quinta Intermediate Holdings LLC, Term Loan B, 2/21/2021(c)	3,720,426

		12,604,173

Principal Amount	Description	Value (†)
Senior Loans – continued

	Media Cable – 0.9%
$6,294,000	ION Media Networks, Inc., Term Loan, 5.000%, 12/18/2020(b)	$6,349,073
7,452,583	TWCC Holding Corp., 2nd Lien Term Loan, 7.000%, 6/26/2020(b)	7,210,374

		13,559,447

	Media Non-Cable – 5.6%
5,071,711	Advanstar Communications, Inc., New 1st Lien Term Loan, 5.500%, 4/29/2019(b)	5,097,070
5,795,000	Advanstar Communications, Inc., New 2nd Lien Term Loan, 9.500%, 6/06/2020(b)	5,814,297
2,500,000	Clear Channel Communications, Inc., Term Loan D, 1/30/2019(c)	2,453,125
7,593,616	Clear Channel Communications, Inc., Term Loan D, 6.905%, 1/30/2019(b)	7,451,236
5,869,000	Deluxe Entertainment Services Group, Inc., Term Loan 2014, 2/28/2020(c)	5,878,801
4,877,500	Dex Media West LLC, New Term Loan, 8.000%, 12/30/2016(b)	3,889,806
11,170,410	Emerald Expositions Holding, Inc., Term Loan B, 5.500%, 6/17/2020(b)	11,216,991
7,588,000	Extreme Reach, Inc., 2nd Lien Term Loan, 10.500%, 2/07/2021(b)	7,588,000
10,293,545	Getty Images, Inc., Term Loan B, 4.750%, 10/18/2019(b)	9,806,042
4,320,000	Hibu (USA) LLC, New Term Loan B1, 3.905%, 7/31/2014(b)	957,269
5,681,843	Internet Brands, Inc., Term Loan, 6.250%, 3/18/2019(b)	5,696,047
5,605,950	Penton Media, Inc., New 1st Lien Term Loan, 5.500%, 10/01/2019(b)	5,650,349
2,181,000	Penton Media, Inc., New 2nd Lien Term Loan, 9.000%, 10/01/2020(b)	2,202,810
9,754,466	YP LLC, USD Term Loan B, 8.015%, 6/04/2018(d)	9,809,384

		83,511,227

	Metals & Mining – 2.1%
5,549,671	American Rock Salt Holdings LLC, Term Loan, 4.750%, 4/25/2017(b)	5,617,322
10,843,850	Arch Coal, Inc., Term Loan B, 6.250%, 5/16/2018(b)	10,690,843
6,901,638	Bowie Resource Holdings LLC, 1st Lien Term Loan, 6.750%, 8/14/2020(b)	6,970,654
1,184,000	Metal Services LLC, Term Loan B, 6.000%, 6/30/2017(b)	1,190,903
4,310,000	Murray Energy Corp., 1st Lien Term Loan, 5.250%, 5/24/2019(b)	4,348,790
2,389,000	TMS International Corp., New Term Loan B, 4.500%, 10/16/2020(b)	2,412,890

		31,231,402

	Non-Captive Consumer – 0.4%
5,518,000	Springleaf Financial Funding Co., Term Loan B2, 4.750%, 9/25/2019(b)	5,581,457

Principal Amount	Description	Value (†)
Senior Loans – continued

	Oil Field Services – 1.9%
$10,095,000	FTS International, Inc., Term Loan B, 8.500%, 5/06/2016(b)	$10,221,187
450,000	Pinnacle Holdco S.a.r.l., 2nd Lien Term Loan, 10.500%, 7/24/2020(b)	451,687
2,638,350	Pinnacle Holdco S.a.r.l., Term Loan, 4.750%, 7/24/2019(b)	2,641,648
5,305,000	Seadrill Partners Finco LLC, Term Loan B, 4.000%, 2/21/2021(b)	5,319,377
8,607,249	Stallion Oilfield Services Ltd., Term Loan B, 8.000%, 6/19/2018(b)	8,800,912
1,500,000	Utex Industries, Inc., 2nd Lien Term Loan, 8.750%, 4/12/2021(b)	1,518,750

		28,953,561

	Other Utility – 0.8%
11,973,000	PowerTeam Services LLC, 2nd Lien Term Loan, 8.250%, 11/06/2020(b)	11,853,270

	Packaging – 0.3%
4,460,415	Pro Mach, Inc., New Term Loan B, 4.500%, 7/05/2017(b)	4,482,717

	Paper – 0.6%
5,572,000	Appvion, Inc., Term Loan, 5.750%, 6/28/2019(b)	5,613,790
2,000,000	Hoffmaster Group, Inc., 1st Lien Term Loan, 6.500%, 1/03/2018(b)	1,990,000
250,000	Hoffmaster Group, Inc., 2nd Lien Term Loan, 11.000%, 1/03/2019(b)	250,000
1,000,000	Hoffmaster Group, Inc., Add on 2nd Lien Term Loan, 10.250%, 1/03/2019(b)	998,750

		8,852,540

	Pharmaceuticals – 2.8%
4,217,000	Akorn, Inc., Term Loan B, 8/27/2020(c)	4,243,356
5,047,350	Amneal Pharmaceuticals LLC, New Term Loan, 5.753%, 11/01/2019(d)	5,072,587
6,804,769	eResearchTechnology, Inc., New Term Loan, 6.000%, 5/02/2018(b)	6,813,275
1,375,000	INC Research, Inc., Refi Term Loan B, 4.250%, 7/12/2018(b)	1,379,579
7,968,809	inVentiv Health, Inc., Incremental Term Loan B3, 7.750%, 5/15/2018(b)	7,904,103
4,907,000	Patheon, Inc., USD Term Loan, 3/11/2021(c)	4,891,690
1,750,000	PharMedium Healthcare Corp., 1st Lien Term Loan, 4.250%, 1/28/2021(b)	1,751,452
643,500	Phillips Plastics Corp., Term Loan B, 4.750%, 2/12/2017(b)	647,123
9,675,551	PRA Holdings, Inc., New 1st Lien Term Loan, 5.000%, 9/23/2020(b)	9,678,453

		42,381,618

	Property & Casualty Insurance – 3.0%
7,578,042	AmWINS Group LLC, New Term Loan, 5.000%, 9/06/2019(b)	7,625,405

Principal Amount	Description	Value (†)
Senior Loans – continued

	Property & Casualty Insurance – continued
$9,243,478	Applied Systems, Inc., New 2nd Lien Term Loan, 1/23/2022(c)	$9,435,280
3,316,500	Applied Systems, Inc., New 2nd Lien Term Loan, 7.500%, 1/23/2022(b)	3,385,317
9,625,000	Cooper Gay Swett & Crawford Ltd., 2nd Lien Term Loan, 8.250%, 10/16/2020(b)	9,276,094
2,977,444	Cunningham Lindsey U.S., Inc., 1st Lien Term Loan, 5.000%, 12/10/2019(b)	2,962,556
701,591	Cunningham Lindsey U.S., Inc., 2nd Lien Term Loan, 9.250%, 6/10/2020(b)	700,714
1,845,375	Hub International Ltd., Term Loan B, 4.750%, 10/02/2020(b)	1,860,747
2,000,000	Mitchell International, Inc., New 2nd Lien Term Loan, 10/11/2021(c)	2,038,340
7,375,000	Mitchell International, Inc., New 2nd Lien Term Loan, 8.500%, 10/11/2021(b)	7,516,379

		44,800,832

	REITs – 0.1%
1,000,000	Capital Automotive LP, New 2nd Lien Term Loan, 6.000%, 4/30/2020(b)	1,032,500

	Restaurants – 0.9%
2,154,623	ARG IH Corp., Term Loan B, 5.000%, 11/15/2020(b)	2,165,396
298,489	Brasa Holdings, Inc., 1st Lien Term Loan, 5.750%, 7/19/2019(b)	301,226
1,060,714	Brasa Holdings, Inc., 2nd Lien Term Loan, 11.000%, 1/20/2020(b)	1,066,018
6,614,000	Centerplate, Inc., Term Loan A, 4.750%, 11/26/2019(b)	6,652,560
3,414,523	Sagittarius Restaurants LLC, New Term Loan, 6.266%, 10/01/2018(d)	3,420,225

		13,605,425

	Retailers – 3.0%
10,874,000	BJ’s Wholesale Club, Inc., New 2nd Lien Term Loan, 8.500%, 3/26/2020(b)	11,156,072
7,530,000	Bob’s Discount Furniture LLC, Term Loan, 5.250%, 2/06/2021(b)	7,511,175
2,207,754	David’s Bridal, Inc., New Term Loan B, 5.000%, 10/11/2019(b)	2,218,793
3,569,000	J Crew Group, Inc., New Term Loan B, 3/05/2021(c)	3,555,616
8,254,313	Neiman Marcus Group, Inc. (The), New Term Loan B, 5.000%, 10/25/2020(b)	8,346,348
5,016,000	Phillips Pet Food & Supplies, Term Loan, 4.500%, 1/31/2021(b)	5,038,973
7,194,845	Sportsman’s Warehouse Holdings, Inc., First Out Term Loan, 7.250%, 8/16/2019(b)	7,302,768

		45,129,745

	Supermarkets – 0.6%
3,423,000	Acosta, Inc., New Term Loan B, 3/02/2018(c)	3,434,980

Principal Amount	Description	Value (†)
Senior Loans – continued

	Supermarkets – continued
$5,881,665	Supervalu, Inc., Refi Term Loan B, 4.500%, 3/21/2019(b)	$5,900,780

		9,335,760

	Technology – 12.0%
9,950,872	Alcatel-Lucent USA, Inc., USD Term Loan C, 1/30/2019(c)	10,034,260
8,291,000	Aptean, Inc., 1st Lien Term Loan, 2/26/2020(c)	8,208,090
1,911,000	Aptean, Inc., 2nd Lien Term Loan, 2/26/2021(c)	1,901,445
7,484,395	Blackboard, Inc., Term Loan B3, 4.750%, 10/04/2018(b)	7,538,208
7,450,000	Blue Coat Systems, Inc., 2nd Lien Term Loan, 9.500%, 6/28/2020(b)	7,692,125
4,010,000	BMC Software Finance, Inc., Term Loan, 5.000%, 9/10/2020(b)	4,018,902
11,485,000	BMC Software Finance, Inc., USD Term Loan, 5.000%, 9/10/2020(b)	11,511,301
1,765,658	DataPipe, Inc., 1st Lien Term Loan, 5.750%, 3/15/2019(b)	1,773,391
2,000,000	DataPipe, Inc., 2nd Lien Term Loan, 9.250%, 9/15/2019(b)	2,022,500
13,438,228	Dell, Inc., USD Term Loan B, 4.500%, 4/29/2020(b)	13,397,376
6,395,000	Deltek, Inc., 2nd Lien Term Loan, 10.000%, 10/10/2019(b)	6,490,925
7,495,215	EIG Investors Corp., 2013 Term Loan, 5.000%, 11/09/2019(b)	7,542,060
5,857,320	Epiq Systems, Inc., Term Loan B, 4.750%, 8/27/2020(b)	5,879,285
7,585,195	Freescale Semiconductor, Inc., Term Loan B4, 5.000%, 2/28/2020(b)	7,610,074
3,818,430	Help/Systems LLC, USD Term Loan B, 5.500%, 6/28/2020(b)	3,789,792
8,806,000	Internap Network Services Corp., Term Loan, 6.000%, 11/26/2019(b)	8,850,030
857,350	Ipreo Holdings LLC, Term Loan B4, 5.000%, 8/05/2017(b)	859,494
4,191,000	IQOR US, Inc., 2nd Lien Term Loan, 4/01/2022(c)	4,086,225
7,872,000	IQOR US, Inc., Term Loan B, 4/01/2021(c)	7,714,560
9,754,000	Oberthur Technologies of America Corp., USD Term Loan B2, 5.750%, 10/18/2019(b)	9,843,444
3,144,000	Openlink International Intermediate, Inc., 2017 Term Loan, 6.250%, 10/28/2017(b)	3,154,470
1,363,000	P2 Upstream Acquisition Co., 1st Lien Term Loan, 5.000%, 10/30/2020(b)	1,374,926
3,900,000	Rocket Software, Inc., 2nd Lien Term Loan, 10.250%, 2/08/2019(b)	3,906,513
28,995	Rocket Software, Inc., New Term Loan, 5.750%, 2/08/2018(b)	29,002
7,065,000	SafeNet, Inc., New 1st Lien Term Loan, 3/05/2021(c)	6,998,709
4,291,000	Shield Finance Co. S.a.r.l., USD Term Loan, 5.000%, 1/31/2021(b)	4,328,546

Principal Amount	Description	Value (†)
Senior Loans – continued

	Technology – continued
$434,108	Sirius Computer Solutions, Inc., Term Loan B, 7.000%, 11/30/2018(b)	$439,534
6,080,886	SumTotal Systems LLC, 1st Lien Term Loan, 6.253%, 11/16/2018(d)	6,050,482
1,500,000	SumTotal Systems LLC, 2nd Lien Term Loan, 10.250%, 5/16/2019(b)	1,488,750
4,067,253	SurveyMonkey.com LLC, Term Loan B, 5.500%, 2/05/2019(b)	4,077,421
5,263,395	Telx Group, Inc., Term Loan B, 5.250%, 9/26/2017(b)	5,276,553
875,000	Vision Solutions, Inc., 2nd Lien Term Loan, 9.500%, 7/23/2017(b)	879,375
10,850,000	Websense, Inc., 2nd Lien Term Loan, 8.250%, 12/24/2020(b)	10,877,125

		179,644,893

	Transportation Services – 1.9%
2,154,000	Drew Marine Partners LP, 1st Lien Term Loan, 4.500%, 11/19/2020(b)	2,164,770
9,574,613	FleetPride Corp., 1st Lien Term Loan, 5.250%, 11/19/2019(b)	9,435,781
7,885,000	Omnitracs, Inc., 1st Lien Term Loan, 6.000%, 11/25/2020(b)	7,960,538
579,500	Road Infrastructure Investment LLC, Term Loan B, 6.250%, 3/30/2018(b)	582,398
325,222	Wabash National Corp., Term Loan B, 4.500%, 5/08/2019(b)	326,636
3,344,000	YRC Worldwide, Inc., Term Loan, 2/12/2019(c)	3,356,540
4,180,000	YRC Worldwide, Inc., Term Loan, 8.000%, 2/12/2019(b)	4,195,675

		28,022,338

	Utility Other – 0.2%
2,365,064	Sensus USA, Inc., 1st Lien Term Loan, 4.750%, 5/09/2017(d)	2,380,839
700,000	Sensus USA, Inc., 2nd Lien Term Loan, 8.500%, 5/09/2018(b)	702,331

		3,083,170

	Wireless – 0.6%
2,097,000	Asurion LLC, New 2nd Lien Term Loan, 3/03/2021(c)	2,162,531
4,165,804	Asurion LLC, New Term Loan B1, 4.500%, 5/24/2019(b)	4,171,762
3,785,513	Triple Point Technology, Inc., 1st Lien Term Loan, 5.250%, 7/10/2020(b)	3,495,277

		9,829,570

	Wirelines – 2.1%
9,217,428	Fairpoint Communications, Inc., Refi Term Loan, 7.500%, 2/14/2019(b)	9,455,515
1,793,000	Fibertech Networks LLC, Term Loan B, 12/18/2019(c)	1,793,000
578,160	Fibertech Networks LLC, Term Loan B, 4.500%, 12/18/2019(b)	578,160

Principal Amount	Description	Value (†)
Senior Loans – continued

	Wirelines – continued
$683,692	Hawaiian Telcom Communications, Inc., Term Loan B, 5.000%, 6/06/2019(b)	$686,467
4,733,000	Integra Telecom, Inc., 2nd Lien Term Loan, 9.750%, 2/22/2020(b)	4,852,508
1,779,553	Integra Telecom, Inc., Term Loan B, 5.250%, 2/22/2019(b)	1,795,568
4,625,473	LTS Buyer LLC, 2nd Lien Term Loan, 8.000%, 4/12/2021(b)	4,679,452
437,817	MegaPath Group, Inc., Term Loan B, 10.500%, 12/20/2017(b)	402,791
7,346,635	U.S. Telepacific Corp., New Term Loan B, 5.750%, 2/23/2017(b)	7,392,552

		31,636,013

	Total Senior Loans (Identified Cost $1,345,683,266)	1,351,837,994

Bonds and Notes – 9.6%

	Aerospace & Defense – 0.3%
4,000,000	Ducommun, Inc., 9.750%, 7/15/2018	4,490,000

	Building Materials – 0.5%
5,000,000	Building Materials Holding Corp., 9.000%, 9/15/2018, 144A	5,500,000
1,623,000	Masonite International Corp., 8.250%, 4/15/2021, 144A	1,785,300

		7,285,300

	Chemicals – 1.7%
7,000,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/01/2018	7,297,500
310,000	INEOS Group Holdings S.A., 5.875%, 2/15/2019, 144A	319,300
7,510,000	INEOS Group Holdings S.A., 6.125%, 8/15/2018, 144A	7,772,850
1,510,000	Nexeo Solutions LLC / Nexeo Solutions Finance Corp., 8.375%, 3/01/2018	1,528,875
8,325,000	Perstorp Holding AB, 11.000%, 8/15/2017, 144A	8,959,781

		25,878,306

	Consumer Cyclical Services – 0.2%
2,850,000	ServiceMaster Co. (The), 7.100%, 3/01/2018	2,828,625

	Consumer Products – 0.2%
3,100,000	Visant Corp., 10.000%, 10/01/2017	2,999,250

	Financial Other – 0.3%
4,760,000	Rialto Holdings LLC/Rialto Corp., 7.000%, 12/01/2018, 144A	4,855,200

	Food & Beverage – 0.2%
3,235,000	Crestview DS Merger Sub II, Inc., 10.000%, 9/01/2021, 144A	3,574,675

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Healthcare – 0.5%
$5,700,000	Emdeon, Inc., 11.000%, 12/31/2019	$6,583,500

	Home Construction – 1.1%
5,040,000	Beazer Homes USA, Inc., 9.125%, 5/15/2019	5,436,900
8,795,000	K. Hovnanian Enterprises, Inc., 7.000%, 1/15/2019, 144A	9,058,850
1,000,000	K. Hovnanian Enterprises, Inc., 8.625%, 1/15/2017	1,122,500

		15,618,250

	Independent Energy – 0.9%
2,225,000	Rex Energy Corp., 8.875%, 12/01/2020	2,458,625
8,380,000	Sanchez Energy Corp., 7.750%, 6/15/2021, 144A	8,757,100
2,350,000	Ultra Petroleum Corp., 5.750%, 12/15/2018, 144A	2,461,625

		13,677,350

	Industrial Other – 0.4%
6,475,000	Permian Holdings, Inc., 10.500%, 1/15/2018, 144A	6,572,125

	Media Cable – 0.2%
2,000,000	WideOpenWest Finance LLC/WideOpenWest Capital Corp., 10.250%, 7/15/2019	2,290,000

	Media Non-Cable – 0.2%
2,000,000	Intelsat Luxembourg S.A., 6.750%, 6/01/2018, 144A	2,130,000

	Metals & Mining – 1.5%
2,000,000	APERAM, 7.750%, 4/01/2018, 144A	2,110,000
10,025,000	Barminco Finance Pty Ltd., 9.000%, 6/01/2018, 144A	9,423,500
5,100,000	Rain CII Carbon LLC/CII Carbon Corp., 8.000%, 12/01/2018, 144A	5,329,500
3,000,000	Ryerson, Inc./Joseph T. Ryerson & Son, Inc., 9.000%, 10/15/2017	3,270,000
2,335,000	Westmoreland Escrow Corp., 10.750%, 2/01/2018, 144A	2,548,069

		22,681,069

	Non-Captive Diversified – 0.5%
7,500,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	7,987,500

	Packaging – 0.6%
1,280,000	Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II, 6.000%, 6/15/2017, 144A	1,331,200
6,600,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 9.875%, 8/15/2019	7,441,500

		8,772,700

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Property & Casualty Insurance – 0.0%
$300,000	White Mountains Re Group Ltd., (fixed rate to 6/30/2017, variable rate thereafter), 7.506%, 144A(e)	$315,209

	Wirelines – 0.3%
4,000,000	Zayo Group LLC/Zayo Capital, Inc., 10.125%, 7/01/2020	4,640,000

	Total Bonds and Notes (Identified Cost $139,684,206)	143,179,059

Short-Term Investments – 8.6%
10,707,714	Repurchase Agreement with State Street Bank and Trust Company, dated 2/28/2014 at 0.000% to be repurchased at $10,707,714 on 3/03/2014 collateralized by $11,565,000 Federal National Mortgage Association, 2.080% due 11/02/2022 valued at $10,923,307 including accrued interest(f)	10,707,714
118,648,524	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 2/28/2014 at 0.000% to be repurchased at $118,648,524 on 3/03/2014 collateralized by $79,000,000 Federal National Mortgage Association, 0.000% due 6/01/2017 valued at $74,260,000; $46,075,000 U.S. Treasury Note, 0.500% due 7/31/2017 valued at $45,441,469; $1,285,000 U.S. Treasury Note, 1.875% due 8/31/2017 valued at $1,326,763 including accrued interest(f)	118,648,524

	Total Short-Term Investments (Identified Cost $129,356,238)	129,356,238

	Total Investments – 108.4% (Identified Cost $1,614,723,710)(a)	1,624,373,291
	Other assets less liabilities – (8.4)%	(125,957,765)

	Net Assets – 100.0%	$1,498,415,526

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Senior loans are valued at bid prices supplied by an independent pricing service, if available. Debt securities (other than short-term obligations purchase with an original or remaining maturity of sixty days or less) are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to value senior loans and debt securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Short-Term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s NAV is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At February 28, 2014, the net unrealized appreciation on investments based on a cost of $1,615,526,590 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$13,341,254
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(4,494,553)

Net unrealized appreciation	$8,846,701

At November 30, 2013, the Fund had a short-term capital loss carryforward of $1,856,583 with no expiration date and a long-term capital loss carryforward of $174,087 with no expiration date. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security. Rate as of February 28, 2014 is disclosed.
(c)	Position is unsettled. Contract rate was not determined at February 28, 2014 and does not take effect until settlement date.
(d)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at February 28, 2014.
(e)	Perpetual bond with no specified maturity date.
(f)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of February 28, 2014, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2014, the value of Rule 144A holdings amounted to $82,804,284 or 5.5% of net assets.
REITs	Real Estate Investment Trusts
USD	United States Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2014, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Senior Loans*	$—	$1,351,837,994	$—	$1,351,837,994
Bonds and Notes*	—	143,179,059	—	143,179,059
Short-Term Investments	—	129,356,238	—	129,356,238

Total	$—	$1,624,373,291	$—	$1,624,373,291

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended February 28, 2014, there were no transfers among Levels 1, 2 and 3.

Industry Summary at February 28, 2014 (Unaudited)

Technology	12.0%
Industrial Other	11.6
Healthcare	9.5
Consumer Cyclical Services	6.2
Media Non-Cable	5.8
Chemicals	5.6
Consumer Products	3.8
Metals & Mining	3.6
Food & Beverage	3.1
Retailers	3.0
Property & Casualty Insurance	3.0
Financial Other	2.9
Pharmaceuticals	2.8
Wirelines	2.4
Building Materials	2.0
Other Investments, less than 2% each	22.5
Short-Term Investments	8.6

Total Investments	108.4
Other assets less liabilities	(8.4)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of February 28, 2014 (Unaudited)

Vaughan Nelson Select Fund

Shares	Description	Value (†)
Common Stocks – 93.1% of Net Assets

	Aerospace & Defense – 8.0%
7,200	General Dynamics Corp.	$788,688
13,225	Honeywell International, Inc.	1,248,969
2,275	Precision Castparts Corp.	586,677

		2,624,334

	Beverages – 1.9%
6,025	Anheuser-Busch InBev, Sponsored ADR	630,275

	Chemicals – 2.9%
7,150	Praxair, Inc.	932,146

	Commercial Banks – 3.2%
21,125	CIT Group, Inc.	1,028,365

	Consumer Finance – 2.9%
12,950	Capital One Financial Corp.	950,919

	Containers & Packaging – 3.6%
21,225	Ball Corp.	1,179,261

	Diversified Financial Services – 4.4%
10,450	CME Group, Inc., Class A	771,419
8,350	Moody’s Corp.	659,650

		1,431,069

	Energy Equipment & Services – 4.0%
13,975	Schlumberger Ltd.	1,299,675

	Food & Staples Retailing – 4.9%
23,775	Walgreen Co.	1,615,511

	Health Care Providers & Services – 5.1%
21,450	UnitedHealth Group, Inc.	1,657,441

	Insurance – 4.2%
27,675	American International Group, Inc.	1,377,385

	Internet Software & Services – 10.5%
32,925	eBay, Inc.(b)	1,935,002
1,225	Google, Inc., Class A(b)	1,489,171

		3,424,173

	IT Services – 3.6%
15,150	MasterCard, Inc., Class A	1,177,458

	Machinery – 5.0%
11,175	Cummins, Inc.	1,630,656

	Oil, Gas & Consumable Fuels – 5.2%
28,550	Oasis Petroleum, Inc.(b)	1,243,923
6,150	Phillips 66	460,389

		1,704,312

Shares	Description	Value (†)
Common Stocks – continued

	Pharmaceuticals – 3.8%
8,575	Valeant Pharmaceuticals International, Inc.(b)	$1,242,175

	Road & Rail – 4.3%
50,650	Hertz Global Holdings, Inc.(b)	1,418,706

	Semiconductors & Semiconductor Equipment – 2.4%
12,700	Avago Technologies Ltd.	783,590

	Software – 9.0%
40,225	Microsoft Corp.	1,541,020
65,050	Symantec Corp.	1,397,274

		2,938,294

	Textiles, Apparel & Luxury Goods – 3.6%
10,150	Fossil Group, Inc.(b)	1,166,337

	Trading Companies & Distributors – 0.6%
1,775	DXP Enterprises, Inc.(b)	180,624

	Total Common Stocks (Identified Cost $26,493,758)	30,392,706

Principal Amount
Short-Term Investments – 6.7%
$2,184,011	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 2/28/2014 at 0.000% to be repurchased at $2,184,011 on 3/03/2014 collateralized by $2,220,000 Federal National Mortgage Association, 1.670% due 11/20/2018 valued at $2,228,325 including accrued interest(c) (Identified Cost $2,184,011)	2,184,011

	Total Investments – 99.8% (Identified Cost $28,677,769)(a)	32,576,717
	Other assets less liabilities – 0.2%	55,845

	Net Assets – 100.0%	$32,632,562

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s NAV is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At February 28, 2014, the net unrealized appreciation on investments based on a cost of $28,677,769 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$3,986,209
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(87,261)

Net unrealized appreciation	$3,898,948

(b)	Non-income producing security.
(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of February 28, 2014, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2014, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$30,392,706	$—	$—	$30,392,706
Short-Term Investments	—	2,184,011	—	2,184,011

Total	$30,392,706	$2,184,011	$—	$32,576,717

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended February 28, 2014, there were no transfers among Levels 1, 2 and 3.

Industry Summary at February 28, 2014 (Unaudited)

Internet Software & Services	10.5%
Software	9.0
Aerospace & Defense	8.0
Oil, Gas & Consumable Fuels	5.2
Health Care Providers & Services	5.1
Machinery	5.0
Food & Staples Retailing	4.9
Diversified Financial Services	4.4
Road & Rail	4.3
Insurance	4.2
Energy Equipment & Services	4.0
Pharmaceuticals	3.8
Containers & Packaging	3.6
IT Services	3.6
Textiles, Apparel & Luxury Goods	3.6
Commercial Banks	3.2
Consumer Finance	2.9
Chemicals	2.9
Semiconductors & Semiconductor Equipment	2.4
Other Investments, less than 2% each	2.5
Short-Term Investments	6.7

Total Investments	99.8
Other assets less liabilities	0.2

Net Assets	100.0%

ITEM 2. CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust II

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	April 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	April 22, 2014

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	April 22, 2014